Subsequent Event	12 Months Ended
Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Event	Subsequent EventGravity Game Vision Limited, a subsidiary, was established in Hong Kong on January 5, 2022.